Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Expected dividend yield	0.00%
Expected share price volatility	121.55%
Risk free interest rate	1.21%
Expected life of options	5 years	0 years